Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Description of Plan [Line Items]
Description of Plan	DESCRIPTION OF PLAN
    The following description of the Masco Corporation ("Company" or "Employer") 401(k) Plan ("Plan") provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.
1.General. The Plan is a defined contribution plan covering hourly and salaried employees at the Company and certain of its subsidiaries. Eligible employees may participate in the Plan upon their date of hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
2.Contributions. Participants may contribute (on either a pre-tax or Roth after-tax basis) an amount up to 75 percent of their pre-tax eligible compensation, as defined in the Plan. All employees who are eligible to participate under this Plan and who have attained the age of 50 before the end of the plan year shall be eligible to make catch-up contributions. Participants may also make rollover contributions representing distributions from individual retirement accounts, simplified employee pension plans, 403(b) and 457 plans or other employers' tax-qualified plans. The Company makes matching and/or profit sharing employer contributions in accordance with the provisions of the Plan. These employer contributions, if applicable, vary by subsidiary and are invested pursuant to the participant's investment election. At December 31, 2025 and 2024, employer profit sharing contributions receivable totaled $14,955,905 and $25,832,386, respectively. Contributions are subject to certain Internal Revenue Service ("IRS") limitations. Participants may direct contributions in one percent increments in any of the various investment options. Participants may change their investment options daily.
3.Participant Accounts. Each active participant's account is credited with the participant's contributions and allocations of (a) employer contributions (if applicable), and (b) investment earnings (losses), as defined in the Plan. Plan administrative expenses are paid by both the Company and plan participants. Other expenses may be incurred by individual participants for special services relating to their accounts. These costs are charged directly to the individual participant's account. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
4.Vesting and Forfeited Employer Contributions. Participants are immediately vested in their contributions plus actual earnings thereon. Participants are also immediately vested in the Company matching contribution plus earnings thereon. Vesting in Company profit sharing contributions occurs after three years of service commencing at date of hire. At December 31, 2025 and 2024, forfeited nonvested accounts totaled $1,250,553 and $941,617, respectively. During 2025, employer contributions were reduced by $790,896 from forfeited nonvested accounts.
5.Voting Rights. Each participant who has an interest in the Masco Corporation Company Stock Fund is entitled to exercise voting rights attributable to the shares allocated to his or her Stock Fund account and is notified by the Trustee, Fidelity Management Trust Company ("Fidelity"), as defined by the Plan, prior to the time that such rights are to be exercised. If the Trustee does not receive timely instructions, the Trustee itself or by proxy shall vote all such shares in the same ratio as the shares with respect to which instructions were received from participants.
6.Notes Receivable from Participants. Generally, participants may borrow from their account a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance at the time of the loan. Loan terms generally range from 1-5 years, or up to 15 years in limited circumstances. The loans are collateralized by the balance in the participant's account and generally bear interest at a rate equal to the Prime Rate on the last business day of the month prior to the date of the loan application. Principal and interest are generally paid ratably through payroll deductions.
7. Payment of Benefits. Generally, after separation from service due to termination, death, disability or retirement, a participant may elect to receive an amount equal to the value of the participant's vested interest in his or her account in a single lump-sum amount, or in various installment options pursuant to Plan provisions. In-service and hardship withdrawals are distributed in a single payment.